CAPITAL STOCK	12 Months Ended
Jan. 31, 2015
CAPITAL STOCK [Text Block]

NOTE 12 – CAPITAL STOCK

Stock Transactions

On February 2, 2012, the Company issued 60,000 shares of its common stock at $0.25 per share to a former director for proceeds of $15,000 on the exercise of 60,000 stock options.

On February 16, 2012, the Company issued 160,000 shares of its common stock at $0.37 per share to the Company’s former President for proceeds of $59,200 on the exercise of 160,000 stock options.

On February 16, 2012, the Company issued 20,000 shares of its common stock at $0.37 per share to a former consultant for proceeds of $7,400 on the exercise of 20,000 stock options.

Pursuant to subscription agreements with Austral Gold Limited (“Austral”) and its Argentine subsidiary Austral Gold Argentina S.A. (“Austral Argentina”), dated July 2, 2013, Argentex sold 8,632,000 Units to Austral and 242,824 Units to Austral Argentina for aggregate gross proceeds of $2,433,147 (CDN$2,557,724). Each Unit consists of one common share and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one common share at an exercise price of CDN$0.40 until July 2, 2018. The relative fair value of the warrants in the amount of $418,258 was credited to additional paid in capital and $2,014,889 was credited to common shares. The Unit warrants were valued, using the Black Scholes valuation model, at $0.0569 per warrant. The assumptions used in the Black Scholes model were as follows:

Risk free interest rate	1.77%
Expected life of the warrants	5 years
Annualized volatility	91%
Dividend rate	0%

At the closing, Argentex and Austral entered into an Investment Agreement that entitles Austral to nominate one member of the Board, an Assistant Secretary and one member of the Argentex Technical Advisory Board. The Investment Agreement also entitles Austral (and its affiliates) to certain anti-dilution rights. In the Investment Agreement, Austral agreed that it (and its affiliates) would not initiate or support any effort to gain control of Argentex and that it (and its affiliates) would refrain from acquiring any more than 19.9% of the issued and outstanding shares of Argentex unless otherwise agreed to by Argentex, and both Austral and Argentex agreed to discuss a potential business combination. The Investment Agreement remains in effect until such time as Austral (together with its affiliates) owns less than ten percent ( 10%) of the issued and outstanding shares of Argentex (on a partially diluted basis to include common shares that may be issued upon conversion of the convertible debenture). In the Investment Agreement, Austral also agreed that it would not transfer any of the securities purchased by it (and Austral Argentina) for one year after the closing, except for transfers to affiliates.

The subscription proceeds of $2,366,574 from the sale of the Units to Austral were paid to the Company in Canada. The subscription proceeds of $66,573 from the sale of Units and $2,300,000 from the sale of the convertible debenture to Austral Argentina, aggregating $2,366,573, were received by the Company’s subsidiary in Argentina as 12,767,666 Argentine pesos. Immediately following the closing, SCRN Properties Ltd. made a loan in an amount equal to $2,300,000 ( 12,408,500 pesos) (note 5).

Upon conversion of the entire principal balance of the convertible debenture (but without adjusting for shares that may be issued upon exercise of warrants), and assuming no other shares are issued by Argentex before conversion, Austral and its affiliates would own approximately 19.9% of the issued and outstanding shares of Argentex. Each warrant contains a term prohibiting exercise by the holder if the exercise would result in the holder (together with its affiliates) having ownership of more than 19.9% of the issued and outstanding Company shares.

Share Purchase Warrants

Share purchase warrant transactions are summarized as follows:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price

Balance at January 31, 2012	17,229,206	$1.28
Expired	(900,000)	1.25
Balance at January 31, 2013	16,329,206	1.28
Issued	8,157,829	0.36
Expired	(5,524,500)	1.51
Balance at January 31, 2014	18,962,535	0.74
Issued	474,171	0.36
Balance at January 31, 2015	19,436,706	$0.64

At January 31, 2015, the following share purchase warrants were outstanding and exercisable:

Number of	Exercise
Warrants	Price	Expiry Date
10,804,706	$0.90 (CDN$1.14)	October 26, 2015
8,632,000	$0.31 (CDN$0.40)	July 2, 2018
19,436,706

Stock Options

On November 10, 2007, the board of directors approved the adoption of the 2007 Stock Option Plan which permitted the Company to issue up to 5,662,310 shares of common stock to Company directors, officers, employees and consultants. The 2007 Stock Option Plan was approved by the TSX Venture stock exchange and by the stockholders in September 2008.

At the Company’s Annual General Meeting held on September 18, 2012, the Company’s shareholders approved its 2012 stock option plan, which permits the Company to grant stock options to its employees, officers and directors and consultants to acquire up to an aggregate of 10% of the number of issued and outstanding common shares at the time of the grant. The Company can no longer grant stock options under its 2007 stock option plan but it will remain in effect until all of the stock options granted under it have either expired or been exercised. At the Company’s Annual General Meeting held on November 19, 2013, and at the Company’s Annual General and Special Meeting held on November 12, 2014, the Company’s shareholders re-approved its 2012 stock option plan.

On May 11, 2010, the Company granted 400,000 stock options to a director. These stock options are exercisable at approximately $0.50 (CDN$0.64), expire in five years on May 11, 2015 and vested in accordance with the Company’s stock option plan at 100,000 stock options each quarter. These stock options were valued, using the Black Scholes valuation model, at $248,616 which was recorded in consulting fees in accordance with the Company’s stock option plan. The assumptions used in the Black Scholes model were as follows:

Risk free interest rate	2.65%
Expected life of the options	5 years
Annualized volatility	93%
Dividend rate	0%

Between August 24, 2011 and August 29, 2011, the Company granted options to purchase an aggregate total of 1,500,000 shares of its common stock to two officers, 14 employees and consultants of the Company. These stock options are exercisable at approximately $1.03 (CDN$1.15) per share, expire between August 23 and August 28, 2016 and vested in accordance with the Company’s stock option plan as 337,500 of these stock options vested on November 1, 2011, February 1, 2012, May 1, 2012 and August 1, 2012, and 25,000 of these stock options vested on November 29, 2011, February 29, 2012, May 29, 2012, August 29, 2012, November 29, 2012 and February 28, 2013. Of the stock options granted, 305,000 were forfeited in prior years and 290,000 were forfeited during the current year. The fair value of these stock options was valued at $761,695 at the date of grant using the Black Scholes pricing model with the following assumptions:

Risk free interest rate	1.6%
Expected life of the options	5 years
Annualized volatility	86%
Dividend rate	0%

On November 1, 2012, the Company granted stock options to purchase an aggregate of 3,360,000 shares of its common stock. All options were granted with an exercise price of $0.27 (CDN$0.305) per share, for a three (3) year term expiring October 31, 2015. These options vested immediately. A total of 290,000 of these stock options were forfeited during the prior year and 290,000 were forfeited during the current year. The fair value of these stock options was valued at $540,288 at the date of grant using the Black Scholes pricing model with the following assumptions:

Risk free interest rate	1.16%
Expected life of the options	3 years
Annualized volatility	86%
Dividend rate	0%

Stock option transactions are summarized as follows:

		Weighted
		Average
	Number of	Exercise
	Options	Price

Balance at January 31, 2012	3,577,500	0.85
Granted	3,360,000	0.305
Exercised	(240,000)	0.34
Expired	(340,000)	0.81
Balance at January 31, 2013	6,357,500	0.58
Expired	(1,042,500)	0.69
Balance at January 31, 2014	5,315,000	$0.50
Expired	(1,310,000)	0.63
Balance at January 31, 2015	4,005,000	$0.41

The weighted average fair value per stock option granted during the year ended January 31, 2015 was $nil (2014- $nil ; 2013 - $0.16).

At January 31, 2015, the following stock options were outstanding:

Number of	Exercise
Stock Options	Price	Expiry Date
400,000	$0.50 (CDN$0.64)	May 10, 2015
2,740,000	$0.24 (CDN$0.305)	October 31, 2015
865,000	$0.90 (CDN$1.15)	August 31, 2016
4,005,000

The fair value of stock options granted during the year ended January 31, 2015 was $nil (2014 - $nil ; 2013 - $540,288). At January 31, 2015, 4,005,000 (2014 – 5,315,000) stock options were exercisable.

Total stock-based compensation recognized during the year ended January 31, 2015 was $nil (2014 - $948 ; 2013 - $883,210). Stock-based compensation has been recorded in the consolidated statements of operations as follows, with corresponding additional paid-in capital recorded in stockholders' equity:

	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2015	2014	2013
Consulting fees	$-	$948	$300,506
Director fees	-	-	201,000
Mineral property interests	-	-	178,677
Salaries and benefits	-	-	203,027
	$-	$948	$883,210

The following range of weighted average assumptions were used for the Black-Scholes valuations of stock options granted during the year:

	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2015	2014	2013
Risk-free interest rate	N/A	N/A	1.16%
Expected life of options	N/A	N/A	3 years
Annualized volatility	N/A	N/A	81%
Dividend rate	N/A	N/A	0%

As at January 31, 2015, the aggregate intrinsic value of all outstanding, vested stock options and exercised stock options was $nil (2014-$nil).